Derivative financial instruments (Details - Basis swap contracts) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) contract	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 172,856	R$ 288,592
Gain (loss)	(66,545)	56,758
Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	191,049	306,008
Fair value	190,977	306,008
Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	261,541	362,319
Fair value	R$ 257,522	362,765
Total CDI x IGPM
Disclosure of detailed information about financial instruments [line items]
Number of active swap contracts | contract	8
Notional value	R$ 112,856	178,592
Gain (loss)	(56,238)	(46,870)
Total CDI x IGPM | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	124,282	188,763
Fair value	124,282	188,763
Total CDI x IGPM | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	184,140	239,332
Fair value	180,520	235,633
CDI x IGPM contract one
Disclosure of detailed information about financial instruments [line items]
Notional value		35,842
Gain (loss)		(9,944)
CDI x IGPM contract one | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		38,015
Fair value		38,015
CDI x IGPM contract one | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		48,365
Fair value		47,959
CDI x IGPM contract two
Disclosure of detailed information about financial instruments [line items]
Notional value		29,894
Gain (loss)		(7,758)
CDI x IGPM contract two | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		31,706
Fair value		31,706
CDI x IGPM contract two | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		40,400
Fair value		39,464
CDI x IGPM contract three
Disclosure of detailed information about financial instruments [line items]
Notional value		17,550
Gain (loss)		(4,679)
CDI x IGPM contract three | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		18,614
Fair value		18,614
CDI x IGPM contract three | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		23,790
Fair value		23,293
CDI x IGPM contract four
Disclosure of detailed information about financial instruments [line items]
Notional value	17,550	17,306
Gain (loss)	(9,754)	(4,784)
CDI x IGPM contract four | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,433	18,356
Fair value	19,433	18,356
CDI x IGPM contract four | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	29,143	23,484
Fair value	29,187	23,140
CDI x IGPM contract five
Disclosure of detailed information about financial instruments [line items]
Notional value	17,306	12,000
Gain (loss)	(9,465)	(2,872)
CDI x IGPM contract five | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,164	12,637
Fair value	19,164	12,637
CDI x IGPM contract five | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	28,785	15,832
Fair value	28,629	15,509
CDI x IGPM contract six
Disclosure of detailed information about financial instruments [line items]
Notional value	12,000	14,000
Gain (loss)	(5,842)	(3,452)
CDI x IGPM contract six | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	13,193	14,743
Fair value	13,193	14,743
CDI x IGPM contract six | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,342	18,540
Fair value	19,035	18,195
CDI x IGPM contract seven
Disclosure of detailed information about financial instruments [line items]
Notional value	14,000	11,500
Gain (loss)	(6,779)	(2,783)
CDI x IGPM contract seven | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	15,392	12,095
Fair value	15,392	12,095
CDI x IGPM contract seven | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	22,630	15,199
Fair value	22,171	14,878
CDI x IGPM contract eight
Disclosure of detailed information about financial instruments [line items]
Notional value	11,500	16,000
Gain (loss)	(5,421)	(4,073)
CDI x IGPM contract eight | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,628	16,828
Fair value	12,628	16,828
CDI x IGPM contract eight | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	18,541	21,199
Fair value	18,049	20,901
CDI x IGPM contract nine
Disclosure of detailed information about financial instruments [line items]
Notional value	16,000	11,000
Gain (loss)	(7,525)	(2,890)
CDI x IGPM contract nine | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	17,569	11,570
Fair value	17,569	11,570
CDI x IGPM contract nine | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	25,900	14,589
Fair value	25,094	14,460
CDI x IGPM contract ten
Disclosure of detailed information about financial instruments [line items]
Notional value	11,000	13,500
Gain (loss)	(5,143)	(3,635)
CDI x IGPM contract ten | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,079	14,199
Fair value	12,079	14,199
CDI x IGPM contract ten | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	17,846	17,934
Fair value	17,222	17,834
CDI x IGPM contract eleven
Disclosure of detailed information about financial instruments [line items]
Notional value	13,500
Gain (loss)	(6,309)
CDI x IGPM contract eleven | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	14,824
Fair value	14,824
CDI x IGPM contract eleven | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	21,953
Fair value	R$ 21,133
Total CDI x IPCA
Disclosure of detailed information about financial instruments [line items]
Number of active swap contracts | contract	2
Notional value	R$ 60,000	110,000
Gain (loss)	(10,307)	9,888
Total CDI x IPCA | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	66,767	117,245
Fair value	66,695	117,245
Total CDI x IPCA | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	77,401	122,987
Fair value	77,002	127,132
CDI x IPCA contract four
Disclosure of detailed information about financial instruments [line items]
Notional value		50,000
Gain (loss)		3,066
CDI x IPCA contract four | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		53,293
Fair value		53,293
CDI x IPCA contract four | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		55,651
Fair value		56,358
CDI x IPCA contract five
Disclosure of detailed information about financial instruments [line items]
Notional value	10,000	10,000
Gain (loss)	(1,829)	(1,039)
CDI x IPCA contract five | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	11,128	10,659
Fair value	11,056	10,659
CDI x IPCA contract five | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,866	11,203
Fair value	12,885	11,698
CDI x IPCA contract six
Disclosure of detailed information about financial instruments [line items]
Notional value	50,000	50,000
Gain (loss)	(8,478)	(5,783)
CDI x IPCA contract six | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	55,639	53,293
Fair value	55,639	53,293
CDI x IPCA contract six | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	64,535	56,133
Fair value	R$ 64,117	R$ 59,076